Main items related to operating activities - Operating expenses, research and development costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Main items related to operating activities
Purchases, net of inventory variation	$ (125,816)	$ (99,411)	$ (83,377)
Exploration costs	(797)	(864)	(1,264)
Other operating expenses	(27,484)	(24,966)	(24,302)
Other operating expenses, Non-current operating liabilities (allowances) reversals	1,068	280	369
Other operating expenses, Current operating liabilities (allowances) reversals	(202)	66	(58)
Operating expenses	(154,097)	(125,241)	(108,943)
Research and development costs	$ 986	$ 912	$ 1,050
Research and development costs as a percentage of sales	0.47%
Number of staff dedicated to research and development activities | employee	4,288	4,132	4,939